RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2023
RELATED PARTY TRANSACTIONS
Schedule of Balances for the Convertible Extension Notes

The table below provides the balances for the convertible extension notes as of September 30, 2023 and December 31, 2022:

			(Carrying
	(At Cost)		value)
	Convertible		Convertible
	Extension	Fair value	Extension
	Note	adjustment	Note
Balance, January 1, 2022	$—	$—	$—
Proceeds	3,461,944	—	3,461,944
Fair value adjustment	—	(2,424,672)	(2,424,672)
Balance, December 31, 2022	3,461,944	(2,424,672)	1,037,272
Fair value adjustment	—	24,445	24,445
Balance, March 31, 2023	3,461,944	(2,400,227)	1,061,717
Fair value adjustment	—	(39,806)	(39,806)
Balance, June 30, 2023	3,461,944	(2,440,033)	1,021,911
Fair value adjustment	—	780,652	780,652
Balance, September 30, 2023	$3,461,944	$(1,659,381)	$1,802,563

Schedule of provides the notes payable balances

The table below provides the notes payable balances as of September 30, 2023 and December 31, 2022:

	2nd	3rd
	Extension	Extension	Working	Total Notes
	Note	Note	capital	payable
Balance, January 1, 2022	$—	$—	$—	$—
Proceeds	318,582	—	—	318,582
Balance, December 31, 2022	318,582	—	—	318,582
Proceeds	477,873	—	—	477,873
Balance, March 31, 2023	796,455	—	—	796,455
Proceeds	159,291	54,536	117,536	331,363
Balance, June 30, 2023	955,746	54,536	117,536	1,127,818
Proceeds	—	81,804	92,803	174,607
Balance, September 30, 2023	$955,746	$136,340	$210,339	$1,302,425